Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Nov. 29, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327		$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,463,644	1,426,091	1,342,467	1,300,639	1,182,191	1,054,851	1,090,328	1,005,960	938,568	875,677	916,599	1,100,375	1,161,694	1,063,067	1,064,150	983,141	924,466	806,115	738,150	604,904	764,731	700,962	692,907	665,648	583,679	681,090	635,796	611,997	615,967	579,257	553,935	537,720	508,515	$ 500,000
MSCI US IMI/Financials 5% Capped Index
Account Value [Line Items]
Account Value	29,332	27,271	24,522	24,928	22,570	19,403	19,427	18,683	19,859	17,824	18,338	21,863	22,506	21,381	20,749	19,294	16,528	13,056	12,808	11,144	16,779	15,426	15,158	14,110	12,827	14,975	14,578	14,818	14,851	13,905	13,230	12,745	12,500		10,419	9,858	9,611	9,989	9,476	10,065	9,938	10,000
Russell 3000 Financial Index
Account Value [Line Items]
Account Value	33,214	31,142	28,176	28,394	25,427	22,051	21,888	20,871	22,080	19,686	20,258	24,350	24,897	23,612	22,961	21,478	18,500	14,855	14,386	12,396	17,354	16,124	15,709	14,681	13,056	14,920	14,305	14,174	14,245	13,334	12,712	12,234	11,877		$ 10,507	$ 9,965	$ 9,736	$ 10,068	$ 9,536	$ 10,096	$ 9,968	$ 10,000
MSCI US IMI/Financials 5% Capped Index
Account Value [Line Items]
Account Value	1,233,317	1,146,669	1,031,083	1,048,133	948,990	815,813	816,824	785,539	835,024	749,454	771,072	919,282	946,298	899,004	872,429	811,254	694,954	548,973	538,539	468,551	705,517	648,618	637,337	593,269	539,353	629,637	612,969	623,044	624,447	584,641	556,257	535,889	525,594	500,000
Russell 3000 Financial Index
Account Value [Line Items]
Account Value	$ 1,458,408	$ 1,367,419	$ 1,237,163	$ 1,246,736	$ 1,116,488	$ 968,239	$ 961,057	$ 916,441	$ 969,498	$ 864,385	$ 889,502	$ 1,069,190	$ 1,093,181	$ 1,036,772	$ 1,008,200	$ 943,085	$ 812,322	$ 652,274	$ 631,676	$ 544,310	$ 762,010	$ 707,992	$ 689,771	$ 644,643	$ 573,262	$ 655,120	$ 628,135	$ 622,371	$ 625,497	$ 585,492	$ 558,165	$ 537,203	$ 521,486	$ 500,000